Consolidated Statement of Financial Position - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	¥ 99,437	¥ 180,104
Investment properties	653	724
Right-of-use assets	128,704
Prepayments for land use rights		1,387
Intangible assets	11,698	11,609
Advanced payments on acquisition of aircraft	16,222	21,942
Investments in associates	1,977	1,696
Investments in joint ventures	627	577
Equity investments designated at fair value through other comprehensive income	1,274	1,247
Derivative financial instruments	27	222
Other non-current assets	3,970	3,370
Deferred tax assets	853	207
Non-current assets	265,442	223,085
Current assets
Flight equipment spare parts	2,407	1,950
Trade and notes receivables	1,717	1,436
Financial asset at fair value through profit or loss	121	96
Prepayments and other receivables	14,093	11,776
Derivative financial instruments	43	1
Restricted bank deposits and short-term bank deposits	6	16
Cash and cash equivalents	1,350	646
Assets classified as held for sale	6	11
Current assets	19,743	15,932
Current liabilities
Trade and bills payables	3,877	4,040
Contract liabilities	10,178	8,811
Other payables and accruals	22,602	21,143
Current portion of lease liabilities	15,590
Current portion of obligations under finance leases		9,364
Current portion of borrowings	25,233	29,259
Income tax payable	351	273
Current portion of provision for lease return costs for aircraft and engines	519	145
Derivative financial instruments	13	29
Current liabilities	78,363	73,064
Net current liabilities	(58,620)	(57,132)
Total assets less current liabilities	206,822	165,953
Non-current liabilities
Lease liabilities	94,685
Obligations under finance leases		68,063
Borrowings	26,604	25,867
Provision for lease return costs for aircraft and engines	6,659	2,761
Contract liabilities	1,499	1,585
Derivative financial instruments	10
Post-retirement benefit obligations	2,419	2,544
Other long-term liabilities	2,278	3,448
Deferred tax liabilities	22	84
Non-current liabilities	134,176	104,352
Net assets	72,646	61,601
Equity attributable to the equity holders of the Company
- Share capital	16,379	14,467
- Reserves	52,629	43,541
Equity attributable to the equity holders of the Company	69,008	58,008
Non-controlling interests	3,638	3,593
Total equity	¥ 72,646	¥ 61,601